Consolidated Statement of Changes in Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Preferred stock	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit	Total
Beginning balance at May. 31, 2023		$ 919		$ 731,270	$ (841,690)	$ (109,501)
Beginning balance (shares) at May. 31, 2023	34	919,053
Beginning balance treasury stock (shares) at May. 31, 2023			443
Issuance of stock for convertible note repayment		$ 34		5,216		5,250
Issuance of stock for convertible note repayment (in shares)		34,309
Warrant exercises		$ 3		297		300
Warrant exercises (in shares)		3,000
Stock-based compensation				1,925		1,925
Loss on induced conversion				6,680		6,680
Warrants issued in note offering				359		359
Note Conversion		$ 24		7,126		7,150
Note Conversion (in shares)		24,410
Stock issued for compensation		$ 3		487		490
Stock issued for compensation (in shares)		2,608
Stock issued for private offering		$ 76		21,621		21,697
Stock issued for private offering (in shares)		75,622
Discount related to private offering modification				137		137
Preferred stock dividends accrued				(1,483)		(1,483)
Reclassification of warrants from liability to equity classified				79		79
Net (loss) income					(49,841)	(49,841)
Ending balance at May. 31, 2024		$ 1,059		773,714	(891,531)	$ (116,758)
Ending balance (shares) at May. 31, 2024	34	1,059,002
Ending balance treasury stock (shares) at May. 31, 2024			443			443
Issuance of stock for convertible note repayment		$ 9		991		$ 1,000
Issuance of stock for convertible note repayment (in shares)		8,777
Stock issued for tender offer		$ 152		13,874		14,026
Stock issued for tender offer (in shares)		152,505
Issuance costs related to stock issued for tender offer				(3,649)		(3,649)
Dividends accrued on Series C and D convertible preferred stock				(372)		(372)
Stock-based compensation				136		136
Loss on induced conversion				1,180		1,180
Net (loss) income					19,227	19,227
Ending balance at Aug. 31, 2024		$ 1,220		785,874	(872,304)	(85,210)
Ending balance (shares) at Aug. 31, 2024	34	1,220,284
Ending balance treasury stock (shares) at Aug. 31, 2024			443
Beginning balance at May. 31, 2024		$ 1,059		773,714	(891,531)	$ (116,758)
Beginning balance (shares) at May. 31, 2024	34	1,059,002
Beginning balance treasury stock (shares) at May. 31, 2024			443			443
Net (loss) income						$ 9,701
Ending balance at Feb. 28, 2025		$ 1,233		787,618	(881,830)	(92,979)
Ending balance (shares) at Feb. 28, 2025	34	1,232,591
Ending balance treasury stock (shares) at Feb. 28, 2025			286
Beginning balance at May. 31, 2024		$ 1,059		773,714	(891,531)	$ (116,758)
Beginning balance (shares) at May. 31, 2024	34	1,059,002
Beginning balance treasury stock (shares) at May. 31, 2024			443			443
Issuance of stock for convertible note repayment		$ 25		4,068		$ 4,093
Issuance of stock for convertible note repayment (in shares)		25,431
Stock option exercises		$ 1		105		106
Stock option exercises (in shares)		500
Warrant exercises		$ 12		1,069		1,081
Warrant exercises (in shares)		12,238
Stock issued for tender offer		$ 153		13,873		14,026
Stock issued for tender offer (in shares)		152,505
Issuance costs related to stock issued for tender offer				(3,649)		(3,649)
Stock-based compensation				1,512		1,512
Loss on induced conversion				1,180		1,180
Stock issued for compensation				100		100
Stock issued for compensation (in shares)		435
Stock adjustment		$ (1)		1
Stock adjustment (in shares)		(651)	(157)
Preferred stock dividends accrued				(1,478)		(1,478)
Net (loss) income					3,745	3,745
Ending balance at May. 31, 2025		$ 1,249		790,495	(887,786)	$ (96,042)
Ending balance (shares) at May. 31, 2025	34	1,249,460
Ending balance treasury stock (shares) at May. 31, 2025			286			286
Beginning balance at Aug. 31, 2024		$ 1,220		785,874	(872,304)	$ (85,210)
Beginning balance (shares) at Aug. 31, 2024	34	1,220,284
Beginning balance treasury stock (shares) at Aug. 31, 2024			443
Issuance of stock for convertible note repayment		$ 4		416		420
Issuance of stock for convertible note repayment (in shares)		3,233
Dividends accrued on Series C and D convertible preferred stock				(369)		(369)
Stock-based compensation				537		537
Net (loss) income					(4,768)	(4,768)
Ending balance at Nov. 30, 2024		$ 1,224		786,458	(877,072)	(89,390)
Ending balance (shares) at Nov. 30, 2024	34	1,223,517
Ending balance treasury stock (shares) at Nov. 30, 2024			443
Issuance of stock for convertible note repayment		$ 8		1,165		1,173
Issuance of stock for convertible note repayment (in shares)		7,802
Stock option exercises				21		21
Stock option exercises (in shares)		100
Dividends accrued on Series C and D convertible preferred stock				(365)		(365)
Stock-based compensation				300		300
Stock issued for compensation				40		40
Stock issued for compensation (in shares)		162
Stock adjustment		$ (1)				(1)
Stock adjustment (in shares)		(651)	(157)
Exercise of warrants, net of issuance costs		$ 2		(1)		1
Exercise of warrants, net of issuance costs (in shares)		1,661
Net (loss) income					(4,758)	(4,758)
Ending balance at Feb. 28, 2025		$ 1,233		787,618	(881,830)	(92,979)
Ending balance (shares) at Feb. 28, 2025	34	1,232,591
Ending balance treasury stock (shares) at Feb. 28, 2025			286
Beginning balance at May. 31, 2025		$ 1,249		790,495	(887,786)	$ (96,042)
Beginning balance (shares) at May. 31, 2025	34	1,249,460
Beginning balance treasury stock (shares) at May. 31, 2025			286			286
Issuance of stock for convertible note repayment		$ 8		2,242		$ 2,250
Issuance of stock for convertible note repayment (in shares)		7,462
Stock option exercises				21		21
Stock option exercises (in shares)		100
Warrant exercises (in shares)		23
Dividends accrued on Series C and D convertible preferred stock				(373)		(373)
Stock-based compensation				180		180
Net (loss) income					(5,540)	(5,540)
Ending balance at Aug. 31, 2025		$ 1,257		792,565	(893,326)	(99,504)
Ending balance (shares) at Aug. 31, 2025	34	1,257,045
Ending balance treasury stock (shares) at Aug. 31, 2025			286
Beginning balance at May. 31, 2025		$ 1,249		790,495	(887,786)	$ (96,042)
Beginning balance (shares) at May. 31, 2025	34	1,249,460
Beginning balance treasury stock (shares) at May. 31, 2025			286			286
Stock issued for tender offer (in shares)						3,200
Net (loss) income						$ (32,837)
Ending balance at Feb. 28, 2026		$ 1,358		814,978	(920,623)	$ (104,287)
Ending balance (shares) at Feb. 28, 2026	34	1,358,242
Ending balance treasury stock (shares) at Feb. 28, 2026			286			286
Beginning balance at Aug. 31, 2025		$ 1,257		792,565	(893,326)	$ (99,504)
Beginning balance (shares) at Aug. 31, 2025	34	1,257,045
Beginning balance treasury stock (shares) at Aug. 31, 2025			286
Issuance of stock for convertible note repayment		$ 8		2,242		2,250
Issuance of stock for convertible note repayment (in shares)		8,060
Warrant exercises (in shares)		399
Standby equity purchase agreement commitment fee		$ 1		299		300
Standby equity purchase agreement commitment fee (in shares)		635
Dividends accrued on Series C and D convertible preferred stock				(369)		(369)
Stock-based compensation				183		183
Net (loss) income					(22,607)	(22,607)
Ending balance at Nov. 30, 2025		$ 1,266		794,920	(915,933)	(119,747)
Ending balance (shares) at Nov. 30, 2025	34	1,266,139
Ending balance treasury stock (shares) at Nov. 30, 2025			286
Issuance of stock for convertible note repayment		$ 9		2,241		2,250
Issuance of stock for convertible note repayment (in shares)		8,562
Stock issued for tender offer		$ 80		19,941		20,021
Stock issued for tender offer (in shares)		80,341
Issuance costs related to stock to be issued for private offerings				(3,075)		(3,075)
Dividends accrued on Series C and D convertible preferred stock				(364)		(364)
Stock-based compensation				444		444
Standby equity purchase agreement advance notices		$ 3		871		874
Standby equity purchase agreement advance notices (in shares)		3,200
Net (loss) income					(4,690)	(4,690)
Ending balance at Feb. 28, 2026		$ 1,358		$ 814,978	$ (920,623)	$ (104,287)
Ending balance (shares) at Feb. 28, 2026	34	1,358,242
Ending balance treasury stock (shares) at Feb. 28, 2026			286			286